Capital Stock - Summary of classes of share capital (Detail) - CAD ($) $ in Millions		9 Months Ended	12 Months Ended
	Aug. 26, 2024	Dec. 31, 2024	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares issued during period	104,123,072
Beginning balance		$ 963.9
Issue of equity		6.9	$ 4.7
Ending balance		$ 974.8	$ 963.9
Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Shares		104,103,072	103,567,884
Ending balance, Shares		104,858,802	104,103,072
Number of shares issued during period		755,730	535,188
Beginning balance		$ 963.9	$ 958.4
Issue of equity		10.9	5.5
Ending balance		$ 974.8	$ 963.9